Derivative warrant liabilities	12 Months Ended
Aug. 31, 2020
Notes To Financial Statements [Abstract]
Derivative warrant liabilities

25. Derivative warrant liabilities

In accordance with IAS 32 Financial Instruments:  Presentation a contract to issue a variable number of shares that can be settled in cash fails to meet the definition of equity and must instead be classified as a derivative liability and measured at fair value with changes in fair value recognized in the consolidated statements of comprehensive loss at each year end. The derivative liabilities will ultimately be converted into the Company’s equity (share capital) when the warrants are exercised, or will be extinguished on the expiry of the outstanding warrants. Immediately prior to exercise, the warrants are remeasured at their estimated fair value. Upon exercise, the intrinsic value is transferred to share capital (the intrinsic value is the share price at the date the warrant is exercised less the exercise price of the warrant). Any remaining fair value is recorded through the consolidated statements of comprehensive loss as part of the change in fair value of derivative warrant liabilities.

a)Derivative warrant liabilities related to September 26, 2016 private placement

Foreign currency denominated warrants were issued as part of the September 26, 2016 private placement and are exercisable at the option of the holder into common shares for no consideration.  This cashless exercise right is only in effect if the current market price is less than the exercise price of US$1.10 (Note 18). During the year ended August 31, 2020, the entire balance of 4,017,857 in outstanding warrants were exercised for common shares and recorded as share capital (Note 6).

b)Derivative warrant liabilities related to July 22, 2020 Agreement

During the year, and in conjunction with entering to the Agreement as described in Note 24, the Company issued warrants for the Company’s common shares. Under the terms of the Agreement a total of 3,002,037 warrants were issued, exercisable for a period of three years from the date of issuance at an exercise price of $1.2125 USD.

The holders of the warrants issued pursuant to this Agreement may elect to settle the warrants in cash if the underlying security (i.e., the common shares) are not subject to an effective registration statement at the time the holder wishes to exercise them. A contract that may be settled by a single net payment (generally referred to as net cash settled or net equity settled) is a financial liability and not an equity instrument.

At initial recognition on July 27, 2020 the Company measured the warrant liabilities at fair value, which was $1,140,000.

The balance of the derivative warrant liabilities (level 3) is as follows:

August 31, 2020
Balance at beginning of year	$ -
Fair value on initial recognition	1,140,000
Fair value adjustment	(391,000)
Foreign exchange	(29,000)
Balance at end of year	$ 720,000

Significant assumptions used in determining the fair value of the derivative warrant liabilities are as follows:

August 31, 2020
Share price (in USD)	$0.835
Risk-free interest rate	0.15%
Dividend yield	0%
Expected volatility	51%
Remaining term (in years)	2.90

The fair value is classified as level 3 as expected volatility is determined using historical volatility, and is therefore not an observable input.